UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03897 )

Exact name of registrant as specified in charter: Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
12/31/05 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (85.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (67.4%)

Government National Mortgage Association Adjustable Rate Mortgages 4 1/2s,
August 20, 2034	$28,911,487	$28,647,742
Government National Mortgage Association Graduated Payment Mortgages
13 3/4s, November 20, 2014	7,095	8,707
13 1/2s, April 15, 2011	23,342	27,031
13 1/4s, December 20, 2014	17,966	21,808
12 3/4s, with due dates from November 15, 2013 to December 20, 2014	45,608	54,382
12 1/2s, June 15, 2010	10,547	11,826
12 1/4s, with due dates from September 15, 2013 to March 15, 2014	93,143	109,507
11 1/4s, with due dates from September 15, 2015 to January 15, 2016	152,327	177,370
10s, with due dates from November 15, 2009 to November 15, 2009	42,643	45,601
9 1/4s, with due dates from April 15, 2016 to May 15, 2016	28,276	31,020
Government National Mortgage Association Pass-Through Certificates
8 1/2s, with due dates from February 15, 2006 to December 15, 2019	112,736	114,408
8s, with due dates from May 15, 2024 to August 15, 2032	29,189,336	31,275,641
8s, with due dates from January 15, 2008 to November 15, 2009	2,283,806	2,389,485
7 1/2s, with due dates from October 15, 2021 to November 15, 2032	37,336,241	39,570,509
7 1/2s, with due dates from March 15, 2017 to May 15, 2017	41,222	43,401
7s, with due dates from March 15, 2022 to May 15, 2032	43,559,836	45,993,394
7s, with due dates from October 15, 2007 to August 15, 2012	2,306,579	2,372,344
6 1/2s, with due dates from October 15, 2023 to March 15, 2035	15,319,461	16,053,262
6s, with due dates from November 15, 2023 to October 15, 2033	1,647,963	1,689,105
5 1/2s, with due dates from December 15, 2032 to October 15, 2035	42,392,070	42,723,258
5 1/2s, TBA, January 1, 2036	200,000,000	200,625,000
5 1/2s, TBA, January 1, 2036	564,000,000	567,348,750

		979,333,551

U.S. Government Agency Mortgage Obligations (18.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5 1/2s, with due dates from August 1, 2013 to May 1, 2020	809,880	815,372
5s, with due dates from May 1, 2034 to May 1, 2034	801,766	777,869
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from September 1, 2028 to March 1, 2029	244,881	256,188
6 1/2s, with due dates from March 1, 2024 to September 1, 2032	182,827	188,020
6 1/2s, March 1, 2016	43,850	44,840
6s, November 1, 2017	238,701	243,932
6s, TBA, January 1, 2036	40,100,000	40,460,274
5 1/2s, with due dates from January 1, 2034 to January 1, 2036	68,321,424	67,670,945
5 1/2s, with due dates from January 1, 2009 to June 1, 2020	2,945,565	2,965,476
5 1/2s, TBA, January 1, 2036	129,200,000	127,928,181
5s, August 1, 2033	2,140	2,081
5s, TBA, January 1, 2035	20,050,000	19,420,306
5s, TBA, January 1, 2021	2,800,000	2,768,937
4 1/2s, with due dates from April 1, 2020 to June 1, 2034	2,586,563	2,473,097
4 1/2s, TBA, January 1, 2021	2,775,000	2,698,688
4s, September 1, 2020	98,672	94,104

		268,808,310

Total U.S. government and agency mortgage obligations (cost $1,234,859,159)		$1,248,141,861

COLLATERALIZED MORTGAGE OBLIGATIONS (26.7%)(a)
	Principal amount	Value

Fannie Mae
IFB Ser. 03-130, Class SJ, 10.485s, 2034	$539,554	$578,294
IFB Ser. 05-114, Class PS, 9.041s, 2035	775,000	778,391
IFB Ser. 05-115, Class NQ, 8.813s, 2036	802,000	802,533
IFB Ser. 05-74, Class CP, 8.695s, 2035	2,805,615	2,970,305
IFB Ser. 05-76, Class SA, 8.695s, 2034	1,983,231	2,064,345
IFB Ser. 05-106, Class US, 8.511s, 2035	3,417,075	3,628,250
IFB Ser. 05-99, Class SA, 8.511s, 2035	1,643,121	1,711,897
IFB Ser. 05-104, Class SD, 8.511s, 2033	2,183,713	2,233,017
IFB Ser. 05-74, Class DM, 8.328s, 2035	3,205,361	3,337,422
Ser. 00-42, Class B2, 8s, 2030	82,288	88,764
Ser. 00-17, Class PA, 8s, 2030	386,766	416,817
Ser. 00-18, Class PA, 8s, 2030	357,680	385,364
Ser. 00-19, Class PA, 8s, 2030	369,077	397,607
Ser. 00-20, Class PA, 8s, 2030	209,406	225,844
Ser. 00-21, Class PA, 8s, 2030	623,539	672,237
Ser. 00-22, Class PA, 8s, 2030	465,525	501,510
Ser. 97-37, Class PB, 8s, 2027	1,089,155	1,176,941
Ser. 97-13, Class TA, 8s, 2027	156,100	168,744
Ser. 97-21, Class PA, 8s, 2027	633,725	684,233
Ser. 97-22, Class PA, 8s, 2027	1,221,585	1,319,679

Ser. 97-16, Class PE, 8s, 2027	415,105	448,355
Ser. 97-25, Class PB, 8s, 2027	411,541	444,341
Ser. 95-12, Class PD, 8s, 2025	249,187	268,848
Ser. 95-5, Class A, 8s, 2025	302,250	326,732
Ser. 95-5, Class TA, 8s, 2025	77,830	84,336
Ser. 95-6, Class A, 8s, 2025	194,267	209,983
Ser. 95-7, Class A, 8s, 2025	264,227	285,761
Ser. 94-106, Class PA, 8s, 2024	392,670	424,751
Ser. 94-95, Class A, 8s, 2024	605,662	655,508
IFB Ser. 05-74, Class CS, 7.978s, 2035	3,198,305	3,326,237
IFB Ser. 05-114, Class SP, 7.7s, 2036	915,000	907,423
Ser. 02-26, Class A2, 7 1/2s, 2048	585,979	615,356
Ser. 05-W3, Class 1A, 7 1/2s, 2045	5,437,797	5,746,271
Ser. 04-W8, Class 3A, 7 1/2s, 2044	8,301,951	8,756,682
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,790,618	2,942,078
Ser. 04-W2, Class 5A, 7 1/2s, 2044	3,106,885	3,276,772
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	3,674,574	3,872,970
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	3,338,620	3,516,333
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	995,979	1,049,538
Ser. 03-W4, Class 4A, 7 1/2s, 2042	1,454,736	1,525,627
Ser. 02-T18, Class A4, 7 1/2s, 2042	2,229,877	2,344,830
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	6,705,059	7,049,649
Ser. 02-T16, Class A3, 7 1/2s, 2042	15,732	16,537
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	8,256,127	8,683,706
Ser. 02-W6, Class 2A, 7 1/2s, 2042	24,628	25,847
Ser. 02-W4, Class A5, 7 1/2s, 2042	2,469,114	2,592,635
Ser. 02-W1, Class 2A, 7 1/2s, 2042	194,780	203,609
Ser. 02-14, Class A2, 7 1/2s, 2042	738,911	775,451
Ser. 01-T10, Class A2, 7 1/2s, 2041	4,595,853	4,814,213
Ser. 02-T4, Class A3, 7 1/2s, 2041	325,966	341,548
Ser. 01-T12, Class A2, 7 1/2s, 2041	461,223	483,317
Ser. 01-T8, Class A1, 7 1/2s, 2041	1,208,124	1,263,577
Ser. 01-T7, Class A1, 7 1/2s, 2041	15,058,665	15,737,503
Ser. 01-T3, Class A1, 7 1/2s, 2040	1,709,677	1,787,544
Ser. 01-T1, Class A1, 7 1/2s, 2040	5,145,245	5,391,719
Ser. 99-T2, Class A1, 7 1/2s, 2039	2,118,036	2,228,375
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	3,035,071	3,184,678
Ser. 02-T1, Class A3, 7 1/2s, 2031	4,615,373	4,839,616
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,290,747	1,348,933
Ser. 02-W7, Class A5, 7 1/2s, 2029	902,202	947,973
Ser. 01-T4, Class A1, 7 1/2s, 2028	4,932,659	5,207,034
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,612,110	1,691,830
Ser. 02-26, Class A1, 7s, 2048	3,292,048	3,413,087
Ser. 04-W12, Class 1A3, 7s, 2044	2,211,113	2,303,120
Ser. 04-T3, Class 1A3, 7s, 2044	1,531,079	1,593,998
Ser. 04-T2, Class 1A3, 7s, 2043	1,318,868	1,373,075
Ser. 03-W8, Class 2A, 7s, 2042	13,253,469	13,777,008
Ser. 03-W3, Class 1A2, 7s, 2042	1,305,342	1,355,983
Ser. 02-T16, Class A2, 7s, 2042	9,039,377	9,387,245
Ser. 02-T19, Class A2, 7s, 2042	6,223,185	6,466,861
Ser. 01-T10, Class A1, 7s, 2041	2,545,451	2,636,533
Ser. 02-T4, Class A2, 7s, 2041	6,030,734	6,249,121
Ser. 04-W1, Class 2A2, 7s, 2033	8,192,316	8,525,503
IFB Ser. 05-95, Class CP, 6.878s, 2035	270,319	276,104
IFB Ser. 05-83, Class QP, 6.009s, 2034	1,037,043	999,917
IFB Ser. 05-66, Class PS, 5.928s, 2035	2,013,816	1,900,035
IFB Ser. 05-93, Class AS, 5.928s, 2034	928,504	875,986
IFB Ser. 05-57, Class MN, 5.732s, 2035	2,331,959	2,297,913
Ser. 364, Class 10, IO (Interest only), 5 1/2s, 2035	10,555,833	2,362,164
Ser. 350, Class 2, IO, 5 1/2s, 2034	14,346,420	3,195,341
Ser. 329, Class 2, IO, 5 1/2s, 2033	27,526,826	6,125,821
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	2,285,790	232,865
IFB Ser. 03-66, Class SA, IO, 3.271s, 2033	3,456,636	260,285
IFB Ser. 03-48, Class S, IO, 3.171s, 2033	1,563,513	118,671
IFB Ser. 05-113, Class DI, IO, 2.87s, 2036	896,000	59,315
IFB Ser. 04-51, Class S0, IO, 2.671s, 2034	878,833	50,006
IFB Ser. 05-65, Class KI, IO, 2.621s, 2035	1,369,280	85,032
IFB Ser. 05-72, Class WS, IO, 2.371s, 2035	2,495,725	176,198
IFB Ser. 05-82, Class SW, IO, 2.351s, 2035	13,223,968	690,126
IFB Ser. 05-82, Class SY, IO, 2.351s, 2035	16,827,371	878,178
IFB Ser. 05-45, Class EW, IO, 2.341s, 2035	980,201	53,519
IFB Ser. 05-47, Class SW, IO, 2.341s, 2035	8,768,734	453,508
IFB Ser. 05-105, Class S, IO, 2.321s, 2035	2,472,639	137,927
IFB Ser. 05-95, Class CI, IO, 2.321s, 2035	3,551,939	238,335
IFB Ser. 05-84, Class SG, IO, 2.321s, 2035	6,366,388	449,051
IFB Ser. 05-87, Class SG, IO, 2.321s, 2035	8,195,903	446,933
IFB Ser. 05-89, Class S, IO, 2.321s, 2035	23,938,964	1,241,834
IFB Ser. 05-69, Class AS, IO, 2.321s, 2035	1,727,315	98,241
IFB Ser. 05-104, Class NI, IO, 2.321s, 2035	2,950,719	236,555
IFB Ser. 04-92, Class S, IO, 2.321s, 2034	5,126,952	316,333
IFB Ser. 05-83, Class QI, IO, 2.311s, 2035	870,423	63,541
IFB Ser. 05-92, Class SC, IO, 2.301s, 2035	8,462,783	545,849
IFB Ser. 05-83, Class SL, IO, 2.291s, 2035	16,989,987	949,740
IFB Ser. 05-95, Class OI, IO, 2.211s, 2035	485,662	36,085
IFB Ser. 03-124, Class ST, IO, 2.121s, 2034	2,518,259	116,595
IFB Ser. 03-112, Class SA, IO, 2.121s, 2028	3,323,165	126,388
IFB Ser. 05-67, Class BS, IO, 1.771s, 2035	4,375,754	205,113
IFB Ser. 05-73, Class ST, IO, 1.751s, 2035	2,008,710	81,918

IFB Ser. 05-74, Class SE, IO, 1.721s, 2035	1,842,778	67,261
IFB Ser. 05-82, Class SI, IO, 1.721s, 2035	14,270,639	521,770
IFB Ser. 05-74, Class NI, IO, 1.701s, 2035	14,391,932	676,421
IFB Ser. 05-87, Class SE, IO, 1.671s, 2035	32,619,969	1,238,539
IFB Ser. 04-54, Class SW, IO, 1.621s, 2033	1,994,642	64,649
Ser. 05-113, Class DO, PO (Principal only), zero %, 2036	138,000	112,153
Ser. 361, Class 1, PO, zero %, 2035	3,250,457	2,578,525
Ser. 342, Class 1, PO, zero %, 2033	1,054,754	833,915
Ser. 02-82, Class TO, PO, zero %, 2032	2,243,000	1,792,606
Ser. 05-38, PO, zero %, 2031	325,000	244,563
FRB Ser. 05-79, Class FE, zero %, 2035	1,359,468	1,440,275
FRB Ser. 05-45, Class FG, zero %, 2035	987,119	1,040,423
FRB Ser. 05-81, Class DF, zero %, 2033	405,009	422,408
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	9,113,060	9,619,986
Ser. T-58, Class 4A, 7 1/2s, 2043	11,588,751	12,165,779
Ser. T-42, Class A5, 7 1/2s, 2042	130,314	136,710
Ser. T-41, Class 3A, 7 1/2s, 2032	1,771,065	1,854,570
Ser. T-60, Class 1A2, 7s, 2044	5,944,657	6,183,369
Ser. T-59, Class 1A2, 7s, 2043	5,546,207	5,778,365
Ser. T-55, Class 1A2, 7s, 2043	3,321,738	3,432,029
Freddie Mac
IFB Ser. 2963, Class SV, 11.122s, 2034	677,000	768,183
IFB Ser. 3081, Class DC, 9.506s, 2035	1,285,000	1,337,043
IFB Ser. 3012, Class GP, 5.89s, 2035	1,568,106	1,549,132
IFB Ser. 2979, Class AS, 8.252s, 2034	585,672	595,555
IFB Ser. 3051, Class PS, 8.142s, 2035	711,440	720,444
IFB Ser. 3072, Class SA, 8.106s, 2035	504,925	504,136
IFB Ser. 2996, Class SA, 7.784s, 2035	1,141,407	1,115,726
IFB Ser. 3072, Class SM, 7.776s, 2035	801,188	790,172
IFB Ser. 3072, Class SB, 7.629s, 2035	756,290	741,637
Ser. 2229, Class PD, 7 1/2s, 2030	437,800	465,025
Ser. 2224, Class PD, 7 1/2s, 2030	435,037	462,091
Ser. 2217, Class PD, 7 1/2s, 2030	456,016	484,375
Ser. 2187, Class PH, 7 1/2s, 2029	1,015,779	1,078,948
Ser. 1989, Class C, 7 1/2s, 2027	152,582	162,071
Ser. 1990, Class D, 7 1/2s, 2027	417,624	443,595
Ser. 1969, Class PF, 7 1/2s, 2027	364,193	386,842
Ser. 1975, Class E, 7 1/2s, 2027	96,130	102,108
Ser. 1943, Class M, 7 1/2s, 2027	226,231	240,300
Ser. 1932, Class E, 7 1/2s, 2027	315,780	335,417
Ser. 1938, Class E, 7 1/2s, 2027	127,773	135,719
Ser. 1941, Class E, 7 1/2s, 2027	104,554	111,056
Ser. 1924, Class H, 7 1/2s, 2027	343,787	365,167
Ser. 1928, Class D, 7 1/2s, 2027	135,499	143,926
Ser. 1915, Class C, 7 1/2s, 2026	310,325	329,623
Ser. 1923, Class D, 7 1/2s, 2026	368,498	391,414
Ser. 1904, Class D, 7 1/2s, 2026	397,517	422,237
Ser. 1905, Class H, 7 1/2s, 2026	351,712	373,584
Ser. 1890, Class H, 7 1/2s, 2026	331,232	351,830
Ser. 1895, Class C, 7 1/2s, 2026	165,931	176,250
Ser. 2256, Class UA, 7s, 2030	125,200	131,499
Ser. 2208, Class PG, 7s, 2030	1,134,561	1,191,644
Ser. 2211, Class PG, 7s, 2030	630,573	662,298
Ser. 2198, Class PH, 7s, 2029	968,577	1,017,309
Ser. 2054, Class H, 7s, 2028	2,438,047	2,560,711
Ser. 2031, Class PG, 7s, 2028	260,501	273,607
Ser. 2020, Class E, 7s, 2028	1,321,037	1,387,502
Ser. 1998, Class PL, 7s, 2027	582,601	611,913
Ser. 1999, Class PG, 7s, 2027	932,395	979,306
Ser. 2004, Class BA, 7s, 2027	568,723	597,337
Ser. 2005, Class C, 7s, 2027	431,679	453,398
Ser. 2005, Class CE, 7s, 2027	481,998	506,249
Ser. 2006, Class H, 7s, 2027	1,376,636	1,445,898
Ser. 2006, Class T, 7s, 2027	880,198	924,483
Ser. 1987, Class AP, 7s, 2027	282,931	297,166
Ser. 1987, Class PT, 7s, 2027	476,507	500,482
Ser. 1978, Class PG, 7s, 2027	821,424	862,752
Ser. 1973, Class PJ, 7s, 2027	981,252	1,030,621
Ser. 1725, Class D, 7s, 2024	191,913	201,569
Ser. 2008, Class G, 7s, 2023	71,284	74,871
Ser. 1750, Class C, 7s, 2023	430,475	452,133
Ser. 1530, Class I, 7s, 2023	452,256	475,010
IFB Ser. 3012, Class UP, 6.15s, 2035	145,179	144,772
IFB Ser. 3065, Class DC, 6.752s, 2035	1,990,699	1,925,604
IFB Ser. 3050, Class SA, 5.952s, 2034	1,356,156	1,273,973
IFB Ser. 3031, Class BS, 5.802s, 2035	2,757,351	2,643,197
IFB Ser. 2594, Class SE, IO, 2.681s, 2030	4,210,181	248,006
IFB Ser. 2828, Class TI, IO, 2.681s, 2030	1,984,101	144,467
IFB Ser. 3033, Class SF, IO, 2.431s, 2035	2,953,386	160,590
IFB Ser. 3028, Class ES, IO, 2.381s, 2035	9,401,682	770,938
IFB Ser. 3045, Class DI, IO, 2.361s, 2035	862,733	43,741
IFB Ser. 2981, Class AS, IO, 2.351s, 2035	5,563,084	278,154
IFB Ser. 2981, Class BS, IO, 2.351s, 2035	2,977,062	151,532
IFB Ser. 2981, Class CS, IO, 2.351s, 2035	3,805,189	192,543
IFB Ser. 3034, Class SE, IO, 2.331s, 2035	2,605,928	153,489
IFB Ser. 3054, Class CS, IO, 2.331s, 2035	2,182,349	128,977
IFB Ser. 3066, Class SI, IO, 2.331s, 2035	12,721,752	1,030,462

IFB Ser. 3031, Class BI, IO, 2.321s, 2035		1,885,261	135,362
IFB Ser. 3067, Class SI, IO, 2.281s, 2035		7,328,285	595,790
IFB Ser. 3065, Class DI, IO, 2.251s, 2035		1,442,090	107,580
IFB Ser. 3012, Class UI, IO, 2.051s, 2035		3,707,060	201,664
IFB Ser. 3016, Class SP, IO, 1.741s, 2035		1,918,732	81,162
IFB Ser. 2937, Class SY, IO, 1.731s, 2035		2,016,583	72,496
IFB Ser. 3012, Class IG, IO, 1.711s, 2035		13,580,067	619,251
IFB Ser. 2957, Class SW, IO, 1.631s, 2035		11,357,044	432,987
IFB Ser. 2815, Class S, IO, 1.631s, 2032		4,596,218	159,489
Ser. 3045, Class DO, PO, zero %, 2035		92,947	73,391
Ser. 231, PO, zero %, 2035		23,154,652	17,479,461
Ser. 228, PO, zero %, 2035		4,771,467	3,760,151
FRB Ser. 3024, Class CW, zero %, 2035		383,683	380,852
FRB Ser. 3022, Class TC, zero %, 2035		444,130	492,429
FRB Ser. 2986, Class XT, zero %, 2035		253,150	268,102
FRB Ser. 2958, Class FL, zero %, 2035		1,208,734	1,150,957
FRB Ser. 3046, Class WF, zero %, 2035		637,951	623,946
FRB Ser. 3054, Class XF, zero %, 2034		265,245	267,367
FRB Ser. 3046, Class UF, zero %, 2033		1,129,088	1,116,976
FRN Ser. 3030, Class CF, zero %, 2035		1,004,256	1,077,848
Government National Mortgage Association
IFB Ser. 05-68, Class DP, 6.458s, 2035		7,458,891	7,240,345
IFB Ser. 05-84, Class SL, 6.267s, 2035		4,927,393	4,650,227
IFB Ser. 05-66, Class SP, 6.267s, 2035		2,293,835	2,169,050
IFB Ser. 05-84, Class SB, 6.075s, 2035		5,003,858	4,729,428
IFB Ser. 05-68, Class SP, 5.99s, 2035		27,006,000	24,956,245
IFB Ser. 05-7, Class NP, 4.92s, 2033		789,865	755,032
IFB Ser. 05-84, Class AS, IO, 2.43s, 2035		13,219,036	747,702
IFB Ser. 05-65, Class SI, IO, 1.98s, 2035		19,188,700	890,356
IFB Ser. 05-68, Class SI, IO, 1.93s, 2035		32,370,820	1,699,468
IFB Ser. 05-51, Class SJ, IO, 1.83s, 2035		9,749,030	493,301
IFB Ser. 05-68, Class S, IO, 1.83s, 2035		19,336,609	920,423
IFB Ser. 05-60, Class SJ, IO, 1.41s, 2034		15,613,382	580,818

Total collateralized mortgage obligations (cost $395,869,712)			$387,394,957

PURCHASED OPTIONS OUTSTANDING (--%) (a)
		Expiration
	Contract amount	date/strike price	Value

Option on an interest rate swap with Citibank for the right to pay a fixed rate of
4.885% versus the three month LIBOR maturing on January 11, 2016.	21,224,000	Jan-06/4.89	$110,364
Option on an interest rate swap with Citibank for the right to pay a fixed rate of
4.885% versus the three month LIBOR maturing on January 11, 2016.	21,224,000	Jan-06/4.89	48,815
Total purchased options (cost $564,558)			$159,179

SHORT-TERM INVESTMENTS (50.8%)(a)
		Principal amount	Value

Interest in $552,000,000 joint tri-party repurchase agreement dated December 30,
2005, with UBS Securities LLC MTG due January 3, 2006, with respect to various
U.S. Government obligations -- maturity value of $93,433,930 for an effective yield of
4.33% (collateralized by Freddie Mac and Fannie Mae with yields ranging from 3.5%
to 10.5% and due dates ranging from March 1, 2008 to December 1, 2035, valued at
$563,044,303)		$93,389,000	$93,389,000
Interest in $455,000,000 joint tri-party repurchase agreement dated December 30,
2005, with Bank of America SEC, LLC due January 3, 2006, with respect to various
U.S. Government obligations -- maturity value of $45,532,694 for an effective yield of
4.29% (collateralized by Fannie Mae with a yield of 5.0% and a due date of April 1, 2035,
valued at $464,100,001)		45,511,000	45,511,000
U.S. Treasury Bills zero %, January 26, 2006 (SEG)		1,305,000	1,301,833
Federal Home Loan Banks, for an effective yield of 4.21%, January 23, 2006		267,000,000	266,316,331
Federal Home Loan Banks, for an effective yield of 4.20%, January 23, 2006		90,665,000	90,433,401
Federal Home Loan Banks, for an effective yield of 4.20%, January 13, 2006		146,960,000	146,754,979
Federal Home Loan Banks, for an effective yield of 4.19%, January 11, 2006		94,271,000	94,161,541

Total short-term investments (cost $737,868,085)			$737,868,085

TOTAL INVESTMENTS
Total investments (cost $2,369,161,514) (b)			$2,373,564,082

FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro 90 day (Short)	1,581	$376,475,625	Mar-07	$16,958
Euro 90 day (Long)	1,581	376,100,138	Jun-06	(72,783)
U.S. Treasury Note 5 yr (Short)	2,577	274,047,844	Mar-06	233,545
U.S. Treasury Note 2 yr (Short)	462	94,796,625	Mar-06	121,330
U.S. Treasury Bond 20 yr (Long)	539	61,547,063	Mar-06	413,542
U.S. Treasury Note 10 yr (Long)	129	14,113,406	Mar-06	54,227

Total				$766,819

WRITTEN OPTIONS OUTSTANDING at 12/31/05 (premiums received $3,463,733) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a
fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	44,780,000	Jul-06/4.55	$2,345,635

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive
a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	44,780,000	Jul-06/4.55	880,706

Total			$3,226,341

TBA SALE COMMITMENTS OUTSTANDING at 12/31/05 (proceeds receivable $184,011,727) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, January 1, 2036	$900,000	1/12/06	$908,086
FNMA, 5 1/2s, January 1, 2036	162,900,000	1/12/06	161,296,445
FNMA, 5s, January 1, 2036	20,050,000	1/12/06	19,420,306
FNMA, 4 1/2s, January 1, 2021	2,400,000	1/18/06	2,334,000

Total			$183,958,837

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.	$47,000,000	10/21/15	$(78,026)

Agreement with Citibank, N.A. dated June 24, 2005 to receive semi-annually the notional amount multiplied by 4.335% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	116,000,000	6/28/15	(5,231,705)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the
three month LIBOR.	43,000,000	10/21/15	8,568

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by
the three month USD-LIBOR.	6,078,000	8/2/15	(45,070)

Agreement with Lehman Brothers Special Financing, Inc. dated June 24, 2005 to receive semi-
annually the notional amount multiplied by 4.3275% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	58,000,000	6/28/15	(2,648,369)

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-
annually the notional amount multiplied by 3.9334% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	39,900,000	6/29/07	525,012

Agreement with Lehman Brothers Special Financing, Inc. dated June 27, 2005 to pay semi-
annually the notional amount multiplied by 4.3059% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	7,300,000	6/29/15	343,739

Agreement with Lehman Brothers Special Financing, Inc. dated December 15, 2005 to pay semi-
annually the notional amount multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	176,214,000	12/19/15	(1,179,158)

Total			$(8,305,009)

NOTES

(a) Percentages indicated are based on net assets of $1,452,444,346.

(b) The aggregate identified cost on a tax basis is $2,369,195,577, resulting in gross unrealized appreciation and depreciation of $16,379,915 and $12,011,409, respectively, or net unrealized appreciation of $4,368,506.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2005.

At December 31, 2005, liquid assets totaling $769,850,523 have been designated as collateral for open forward commitments.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2005.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006